Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash (Parentheticals)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents and Restricted Cash [Abstract]
Annual average interest rates	4.29%	0.10%